Significant Concentrations and Risks (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Significant Concentrations and Risks [Abstract]
Sales to the major customers as cotributed to Group’s total annual net revenue

Three months ended June 30, 2012			Three months ended June 30, 2011
	(Unaudited)			(Unaudited)
Largest	Amount of	% Total	Largest	Amount of	% Total
Customers	Sales	Sales	Customers	Sales	Sales

Customer A	$40,695,112	21%	Customer A	$35,607,254	24%
Customer B	12,876,871	7%	Customer D	14,540,619	10%
Customer C	12,615,883	7%	Customer I	14,278,678	10%
Customer D	11,234,274	6%	Customer J	13,517,410	9%
Customer E	9,820,712	5%	Customer L	6,314,579	4%

Total	$87,242,852	47%	Total	$84,258,540	57%

Six months ended June 30, 2012			Six months ended June 30, 2011
	(Unaudited)			(Unaudited)
Largest	Amount of	% Total	Largest	Amount of	% Total
Customers	Sales	Sales	Customers	Sales	Sales

Customer A	$52,843,930	14%	Customer A	$58,150,912	20%
Customer H	24,777,298	7%	Customer J	42,284,552	14%
Customer D	21,659,715	6%	Customer D	28,430,114	10%
Customer G	17,177,359	4%	Customer I	14,278,678	5%
Customer F	15,014,302	4%	Customer K	13,176,798	4%

Total	$131,472,604	36%	Total	$156,321,054	53%

Year ended December 31, 2011			Year ended December 31, 2010
Largest Customers	Amount of Sales	% Total Sales	Largest Customers	Amount of Sales	% Total Sales

Customer A	114,981,292	18%	Customer A	101,680,459	18%
Customer B	56,582,811	9%	Customer B	32,193,696	6%
Customer C	42,795,468	7%	Customer F	31,745,184	6%
Customer D	28,228,269	5%	Customer G	29,625,766	5%
Customer E	27,138,266	4%	Customer H	26,545,302	5%

Total	269,726,106	43%	Total	221,790,407	40%